Other Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash-settled equity awards (Note 14(b) and (c))	$ 2,524	$ 0
Value added tax and other taxes payable	861	1,299
Income taxes payable	2,935	169
Provision for legal and tax matters	2,331	2,480
Other liabilities	2,542	1,666
Other non-current liabilities	$ 11,193	$ 5,614